UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2010

                                   (GRAPHIC)
                      UNITED ASSOCIATION S&P 500 INDEX FUND

TABLE OF CONTENTS

Top 10 Holdings ...........................................................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Disclosure of Fund Expenses ...............................................   18
Approval of Investment Advisory Agreement .................................   19
Notice to Shareholders ....................................................   21
Shareholder Voting Results ................................................   22

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)

Exxon Mobil                       2.9%
General Electric                  2.2%
Apple Computer                    2.2%
Microsoft                         2.1%
Bank of America                   1.6%
Procter & Gamble                  1.6%
Johnson & Johnson                 1.6%
Wells Fargo                       1.6%
JPMorgan Chase                    1.5%
International Business Machines   1.5%

*    Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund's current or future investments.

APRIL 30, 2010 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology       18.5%
Financials                   15.9%
Health Care                  11.1%
Energy                       10.9%
Industrials                  10.8%
Consumer Staples             10.7%
Consumer Discretionary       10.2%
Utilities                     3.3%
Materials                     3.2%
Telecommunication Services    2.6%
Cash Equivalent               1.8%
Exchange Traded Funds         1.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
COMMON STOCK (97.9%)
   CONSUMER DISCRETIONARY (10.3%)
   Abercrombie & Fitch, Cl A                              2,008   $       87,810
   Amazon.com*                                            7,716        1,057,555
   Apollo Group, Cl A*                                    2,860          164,193
   AutoNation*                                            1,973           39,855
   Autozone*                                                658          121,737
   Bed Bath & Beyond*                                     5,828          267,855
   Best Buy                                               7,496          341,818
   Big Lots*                                              1,846           70,517
   Carnival                                               9,529          397,359
   CBS, Cl B                                             15,420          249,958
   Coach                                                  7,005          292,459
   Comcast, Cl A                                         63,377        1,251,062
   Darden Restaurants                                     3,087          138,143
   DeVry                                                  1,371           85,537
   DIRECTV, Cl A*                                        21,408          775,612
   Discovery Communications, Cl A*                        6,293          243,539
   DR Horton                                              6,251           91,827
   Eastman Kodak*                                         6,085           37,240
   Expedia                                                3,424           80,841
   Family Dollar Stores                                   3,093          122,359
   Ford Motor*                                           77,105        1,003,907
   Fortune Brands                                         3,424          179,486
   GameStop, Cl A*                                        3,659           88,950
   Gannett                                                5,421           92,265
   Gap                                                   10,590          261,891
   Genuine Parts                                          3,504          149,971
   Goodyear Tire & Rubber*                                4,423           59,401
   H&R Block                                              7,470          136,776
   Harley-Davidson                                        5,178          175,172

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   Harman International Industries*                       1,529   $       60,365
   Hasbro                                                 2,735          104,915
   Home Depot                                            37,725        1,329,806
   International Game Technology                          6,537          137,800
   Interpublic Group*                                    12,899          114,930
   JC Penney                                              5,189          151,363
   Johnson Controls                                      14,973          502,943
   Kohl's*                                                6,698          368,323
   Leggett & Platt                                        3,327           81,611
   Lennar, Cl A                                           3,701           73,650
   Limited Brands                                         5,946          159,353
   Lowe's                                                32,776          888,885
   Macy's                                                 9,552          221,606
   Marriott International, Cl A                           5,578          205,047
   Mattel                                                 8,040          185,322
   McDonald's                                            23,896        1,686,819
   McGraw-Hill                                            7,059          238,029
   Meredith                                                 796           28,600
   New York Times, Cl A*                                  2,645           26,238
   Newell Rubbermaid                                      6,308          107,678
   News, Cl A                                            50,038          771,586
   Nike, Cl B                                             8,775          666,110
   Nordstrom                                              3,648          150,772
   Office Depot*                                          6,394           43,863
   Omnicom Group                                          6,963          297,042
   O'Reilly Automotive*                                   2,444          119,487
   Polo Ralph Lauren, Cl A                                1,275          114,622
   priceline.com*                                         1,026          268,863
   Pulte Group*                                           7,219           94,497
   RadioShack                                             2,773           59,758
   Ross Stores                                            2,647          148,232
   Scripps Networks Interactive, Cl A                     1,986           90,045
   Sears Holdings*                                        1,102          133,287
   Sherwin-Williams                                       2,040          159,263
   Stanley Black & Decker                                 3,517          218,582
   Staples                                               16,174          380,574
   Starbucks                                             16,493          428,488
   Starwood Hotels & Resorts Worldwide                    4,122          224,690
   Target                                                16,589          943,416
   Tiffany                                                2,777          134,629
   Time Warner                                           25,421          840,927
   Time Warner Cable, Cl A                                7,827          440,269
   TJX                                                    9,338          432,723
   Urban Outfitters*                                      2,938          110,204
   VF                                                     1,964          169,729
   Viacom, Cl B*                                         13,305          470,066
   Walt Disney                                           43,156        1,589,867
   Washington Post, Cl B                                    136           68,974
   Whirlpool                                              2,019          219,809

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   Wyndham Worldwide                                      3,974   $      106,543
   Wynn Resorts                                             995           87,799
   Yum! Brands                                           10,456          443,543
                                                                  --------------
                                                                      25,166,637
                                                                  --------------
   CONSUMER STAPLES (10.7%)
   Altria Group                                          55,345        1,172,761
   Archer-Daniels-Midland                                14,313          399,905
   Avon Products                                          9,631          311,370
   Brown-Forman, Cl B                                     2,400          139,632
   Campbell Soup                                          4,147          148,711
   Clorox                                                 3,117          201,670
   Coca-Cola                                             50,331        2,690,192
   Coca-Cola Enterprises                                  7,134          197,826
   Colgate-Palmolive                                     10,930          919,213
   ConAgra Foods                                          9,732          238,142
   Constellation Brands, Cl A*                            4,478           81,813
   Costco Wholesale                                       9,821          580,225
   CVS                                                   31,293        1,155,650
   Dean Foods*                                            4,079           64,040
   Dr. Pepper Snapple Group                               5,764          188,656
   Estee Lauder, Cl A                                     2,676          176,402
   General Mills                                          7,332          521,892
   Hershey                                                4,726          222,169
   HJ Heinz                                               7,028          329,402
   Hormel Foods                                           1,530           62,363
   JM Smucker                                             2,126          129,835
   Kellogg                                                5,588          307,005
   Kimberly-Clark                                        10,991          673,309
   Kraft Foods, Cl A                                     38,740        1,146,704
   Kroger                                                14,800          329,004
   Lorillard                                              3,420          268,025
   McCormick                                              2,878          113,882
   Mead Johnson Nutrition, Cl A                           4,561          235,393
   Molson Coors Brewing, Cl B                             3,471          153,974
   PepsiCo                                               36,189        2,360,247
   Philip Morris International                           40,998        2,012,182
   Procter & Gamble                                      64,249        3,993,718
   Reynolds American                                      3,757          200,699
   Safeway                                                8,833          208,459
   Sara Lee                                              15,697          223,211
   Supervalu                                              5,745           85,600
   Sysco                                                 13,193          416,107
   Tyson Foods, Cl A                                      5,096           99,831
   Walgreen                                              22,013          773,757

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   Wal-Mart Stores                                       47,791   $    2,563,987
   Whole Foods Market*                                    3,792          147,964
                                                                  --------------
                                                                      26,244,927
                                                                  --------------
   ENERGY (11.0%)
   Anadarko Petroleum                                    11,062          687,614
   Apache                                                 7,587          772,053
   Baker Hughes                                           9,879          491,577
   Cabot Oil & Gas                                        2,409           87,037
   Cameron International*                                 5,593          220,700
   Chesapeake Energy                                     14,194          337,817
   Chevron                                               44,370        3,613,493
   ConocoPhillips                                        33,159        1,962,681
   Consol Energy                                          4,997          223,266
   Denbury Resources*                                     8,967          171,718
   Devon Energy                                          10,067          677,811
   Diamond Offshore Drilling                              1,552          122,763
   El Paso                                               15,396          186,292
   EOG Resources                                          5,694          638,411
   Exxon Mobil                                          105,161        7,135,174
   FMC Technologies*                                      2,785          188,517
   Halliburton                                           20,765          636,447
   Helmerich & Payne                                      2,395           97,285
   Hess                                                   6,503          413,266
   Marathon Oil                                          15,745          506,202
   Massey Energy                                          1,984           72,674
   Murphy Oil                                             4,265          256,540
   Nabors Industries Ltd.*                                6,615          142,685
   National Oilwell Varco                                11,399          501,898
   Noble Energy                                           3,929          300,176
   Occidental Petroleum                                  17,976        1,593,752
   Peabody Energy                                         6,096          284,805
   Pioneer Natural Resources                              2,063          132,300
   Range Resources                                        2,898          138,408
   Rowan*                                                 2,559           76,258
   Schlumberger                                          26,897        1,920,984
   Smith International                                    5,599          267,408
   Southwestern Energy*                                   7,897          313,353
   Spectra Energy                                        14,527          339,060
   Sunoco                                                 2,637           86,441
   Tesoro                                                 3,152           41,449
   Valero Energy                                         12,534          260,582
   Williams                                              13,098          309,244
   XTO Energy                                            12,999          617,712
                                                                  --------------
                                                                      26,825,853
                                                                  --------------

APRIL 30, 2010 (UNAUDITED)

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   FINANCIALS (16.1%)
   Aflac                                                 10,533   $      536,762
   Allstate                                              11,935          389,916
   American Express                                      26,958        1,243,303
   American International Group*                          2,976          115,766
   Ameriprise Financial                                   5,743          266,245
   AON                                                    5,869          249,198
   Apartment Investment & Management REIT, Cl A           3,148           70,547
   Assurant                                               2,589           94,317
   AvalonBay Communities REIT                             1,800          187,272
   Bank of America                                      225,726        4,024,695
   Bank of New York Mellon                               21,627          673,248
   BB&T                                                  15,332          509,636
   Berkshire Hathaway, Cl A*                                  4          461,300
   Berkshire Hathaway, Cl B*                             36,798        2,833,446
   Boston Properties REIT                                 3,113          245,491
   Capital One Financial                                 10,360          449,728
   CB Richard Ellis Group, Cl A*                          6,141          106,362
   Charles Schwab                                        21,907          422,586
   Chubb                                                  7,185          379,871
   Cincinnati Financial                                   3,596          102,126
   Citigroup*                                           320,657        1,401,271
   CME Group, Cl A                                        1,473          483,748
   Comerica                                               3,841          161,322
   Discover Financial Services                           12,266          189,632
   E*Trade Financial*                                    36,613           61,510
   Equity Residential REIT                                6,299          285,156
   Federated Investors, Cl B                              2,005           48,361
   Fifth Third Bancorp                                   17,979          268,067
   First Horizon National*                                4,929           69,745
   Franklin Resources                                     3,324          384,387
   Genworth Financial, Cl A*                             11,263          186,065
   Goldman Sachs Group                                   11,631        1,688,821
   Hartford Financial Services Group                     10,322          294,899
   HCP REIT                                               6,588          211,607
   Health Care REIT                                       2,723          122,344
   Host Hotels & Resorts REIT                            14,613          237,607
   Hudson City Bancorp                                   10,674          141,964
   Huntington Bancshares                                 16,663          112,808
   IntercontinentalExchange*                              1,671          194,889
   Invesco                                                9,834          226,084
   Janus Capital Group                                    4,171           58,728
   JPMorgan Chase                                        88,419        3,764,881
   KeyCorp                                               19,159          172,814
   Kimco Realty REIT                                      9,027          140,731
   Legg Mason                                             3,644          115,478

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   Leucadia National*                                     4,237   $      107,238
   Lincoln National                                       6,810          208,318
   Loews                                                  7,922          295,015
   M&T Bank                                               1,857          162,209
   Marsh & McLennan                                      11,797          285,723
   Marshall & Ilsley                                     11,715          106,606
   MetLife                                               18,418          839,492
   Moody's                                                4,356          107,680
   Morgan Stanley                                        31,449          950,389
   Nasdaq OMX Group*                                      3,233           67,893
   Northern Trust                                         5,371          295,298
   NYSE Euronext                                          5,803          189,352
   People's United Financial                              8,102          125,824
   Plum Creek Timber REIT                                 3,620          144,076
   PNC Financial Services Group (A)                      11,570          777,620
   Principal Financial Group                              7,172          209,566
   Progressive                                           14,692          295,162
   Prologis REIT                                         10,919          143,803
   Prudential Financial                                  10,273          652,952
   Public Storage REIT                                    3,037          294,316
   Regions Financial                                     26,583          234,994
   Simon Property Group REIT                              6,504          578,986
   SLM*                                                  11,365          139,108
   State Street                                          11,046          480,501
   SunTrust Banks                                        11,146          329,922
   T Rowe Price Group                                     5,723          329,130
   Torchmark                                              1,879          100,602
   Travelers                                             11,363          576,559
   UnumProvident                                          7,488          183,231
   US Bancorp                                            42,153        1,128,436
   Ventas                                                 3,481          164,408
   Vornado Realty Trust REIT                              3,524          293,796
   Wells Fargo                                          114,455        3,789,605
   XL Capital Ltd., Cl A                                  9,286          165,291
   Zions Bancorporation                                   3,427           98,458
                                                                  --------------
                                                                      39,236,293
                                                                  --------------
   HEALTH CARE (11.1%)
   Abbott Laboratories                                   34,603        1,770,290
   Aetna                                                  9,212          272,215
   Allergan                                               6,781          431,882
   AmerisourceBergen                                      6,233          192,288
   Amgen*                                                16,834          965,598
   Baxter International                                  13,291          627,601
   Becton Dickinson                                       5,241          400,255
   Biogen Idec*                                           5,931          315,826

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   Boston Scientific*                                    33,207   $      228,464
   Bristol-Myers Squibb                                  38,069          962,765
   Cardinal Health                                        7,941          275,473
   CareFusion*                                            3,968          109,438
   Celgene*                                              10,298          637,961
   Cephalon*                                              1,630          104,646
   Cerner*                                                1,559          132,375
   Cigna                                                  5,889          188,801
   Coventry Health Care*                                  3,224           76,538
   CR Bard                                                2,131          184,395
   DaVita*                                                2,318          144,713
   DENTSPLY International                                 3,290          120,546
   Eli Lilly                                             22,603          790,427
   Express Scripts*                                       6,030          603,784
   Forest Laboratories*                                   6,789          185,068
   Genzyme*                                               5,700          303,468
   Gilead Sciences*                                      19,829          786,616
   Hospira*                                               3,598          193,536
   Humana*                                                3,740          170,993
   Intuitive Surgical*                                      874          315,130
   Johnson & Johnson                                     60,930        3,917,799
   King Pharmaceuticals*                                  5,630           55,174
   Laboratory Corp of America Holdings*                   2,341          183,932
   Life Technologies*                                     4,024          220,153
   McKesson                                               5,899          382,314
   Medco Health Solutions*                               10,244          603,577
   Medtronic                                             24,685        1,078,488
   Merck                                                 69,736        2,443,549
   Millipore*                                             1,231          130,671
   Mylan*                                                 6,744          148,570
   Patterson                                              2,103           67,275
   PerkinElmer                                            2,634           65,982
   Pfizer                                               182,208        3,046,518
   Quest Diagnostics                                      3,352          191,600
   St. Jude Medical*                                      7,319          298,762
   Stryker                                                6,264          359,804
   Tenet Healthcare*                                      9,445           59,031
   Thermo Fisher Scientific*                              9,069          501,334
   UnitedHealth Group                                    25,052          759,326
   Varian Medical Systems*                                2,772          156,285
   Waters*                                                2,083          149,955
   Watson Pharmaceuticals*                                2,413          103,325
   WellPoint*                                             9,648          519,062
   Zimmer Holdings*                                       4,758          289,810
                                                                  --------------
                                                                      27,223,388
                                                                  --------------

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   INDUSTRIALS (10.9%)
   3M                                                    16,100   $    1,427,587
   Avery Dennison                                         2,466           96,248
   Boeing                                                16,809        1,217,476
   Caterpillar                                           13,936          948,902
   CH Robinson Worldwide                                  3,689          222,447
   Cintas                                                 2,878           78,425
   CSX                                                    8,785          492,399
   Cummins                                                4,551          328,719
   Danaher                                                5,881          495,651
   Deere                                                  9,436          564,462
   Dover                                                  4,178          218,175
   Dun & Bradstreet                                       1,116           85,898
   Eaton                                                  3,713          286,495
   Emerson Electric                                      16,797          877,307
   Equifax                                                2,785           93,576
   Expeditors International Washington                    4,630          188,626
   Fastenal                                               2,930          160,242
   FedEx                                                  7,056          635,111
   First Solar*                                             716          102,782
   Flowserve                                              1,258          144,142
   Fluor                                                  4,023          212,575
   General Dynamics                                      10,171          776,658
   General Electric                                     284,115        5,358,409
   Goodrich                                               2,728          202,363
   Honeywell International                               16,791          797,069
   Illinois Tool Works                                    8,648          441,913
   Iron Mountain                                          3,170           79,725
   ITT                                                    4,116          228,726
   Jacobs Engineering Group*                              2,834          136,655
   L-3 Communications Holdings                            2,561          239,633
   Lockheed Martin                                        6,911          586,675
   Masco                                                  8,220          133,411
   Norfolk Southern                                       8,317          493,448
   Northrop Grumman                                       6,658          451,612
   Paccar                                                 8,030          373,556
   Pall                                                   2,610          101,764
   Parker Hannifin                                        3,589          248,287
   Pitney Bowes                                           4,566          115,976
   Precision Castparts                                    3,076          394,774
   Quanta Services*                                       4,654           93,685
   Raytheon                                              10,018          584,049
   Republic Services, Cl A                                7,250          224,967
   Robert Half International                              3,319           90,874
   Rockwell Automation                                    3,149          191,207
   Rockwell Collins                                       3,383          219,895
   Roper Industries                                       2,095          127,837

APRIL 30, 2010 (UNAUDITED)

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   RR Donnelley & Sons                                    4,605   $       98,961
   Ryder System                                           1,179           54,847
   Snap-On                                                1,310           63,116
   Southwest Airlines                                    16,619          219,038
   Stericycle*                                            1,874          110,379
   Textron                                                6,101          139,347
   Union Pacific                                         11,259          851,856
   United Parcel Service, Cl B                           22,030        1,523,154
   United Technologies                                   20,540        1,539,473
   W.W. Grainger                                          1,374          151,882
   Waste Management                                      10,726          371,978
                                                                  --------------
                                                                      26,694,444
                                                                  --------------
   INFORMATION TECHNOLOGY (18.5%)
   Adobe Systems*                                        11,975          402,240
   Advanced Micro Devices*                               12,895          116,829
   Agilent Technologies*                                  7,738          280,580
   Akamai Technologies*                                   3,880          150,660
   Altera                                                 6,785          172,068
   Amphenol, Cl A                                         3,907          180,543
   Analog Devices                                         6,688          200,172
   Apple Computer*                                       20,313        5,304,131
   Applied Materials                                     30,375          418,568
   Autodesk*                                              5,144          174,947
   Automatic Data Processing                             11,216          486,326
   BMC Software*                                          4,034          158,778
   Broadcom, Cl A                                         9,651          332,863
   CA                                                     8,780          200,272
   Cisco Systems*                                       127,693        3,437,496
   Citrix Systems*                                        4,050          190,350
   Cognizant Technology Solutions, Cl A*                  6,667          341,217
   Computer Sciences*                                     3,396          177,916
   Compuware*                                             5,062           43,533
   Corning                                               34,275          659,794
   Dell*                                                 38,470          622,445
   eBay*                                                 25,282          601,964
   Electronic Arts*                                       5,842          113,160
   EMC*                                                  45,557          866,039
   Fidelity National Information Services                 5,661          148,828
   Fiserv*                                                3,401          173,757
   FLIR Systems*                                          3,337          102,079
   Google, Cl A*                                          5,416        2,845,783
   Harris                                                 3,508          180,592
   Hewlett-Packard                                       62,540        3,250,204
   Intel                                                 99,146        2,263,503

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   International Business Machines                       28,935   $    3,732,615
   Intuit*                                                6,970          252,035
   Jabil Circuit                                          4,374           67,010
   JDS Uniphase*                                          5,088           66,093
   Juniper Networks*                                     11,783          334,755
   KLA-Tencor                                             3,852          131,199
   Lexmark International, Cl A*                           1,777           65,838
   Linear Technology                                      5,014          150,721
   LSI*                                                  14,412           86,760
   Mastercard, Cl A                                       2,155          534,526
   McAfee*                                                3,550          123,363
   MEMC Electronic Materials*                             5,138           66,640
   Microchip Technology                                   4,072          118,943
   Micron Technology*                                    19,247          179,960
   Microsoft                                            169,073        5,163,489
   Molex                                                  2,998           67,185
   Monster Worldwide*                                     2,824           49,222
   Motorola*                                             52,462          370,906
   National Semiconductor                                 5,381           79,531
   NetApp*                                                7,833          271,570
   Novell*                                                7,909           44,370
   Novellus Systems*                                      2,191           57,404
   NVIDIA*                                               12,445          195,635
   Oracle                                                87,263        2,254,876
   Paychex                                                7,121          217,903
   QLogic*                                                3,076           59,582
   Qualcomm                                              37,592        1,456,314
   Red Hat*                                               4,214          125,872
   SAIC*                                                  6,754          117,587
   Salesforce.com*                                        2,464          210,918
   SanDisk*                                               5,201          207,468
   Symantec*                                             18,146          304,308
   Tellabs                                                7,004           63,596
   Teradata*                                              3,725          108,286
   Teradyne*                                              3,982           48,700
   Texas Instruments                                     27,924          726,303
   Total System Services                                  4,342           69,515
   VeriSign*                                              4,090          111,534
   Visa, Cl A                                            10,035          905,458
   Western Digital*                                       5,181          212,887
   Western Union                                         15,256          278,422
   Xerox                                                 30,550          332,995
   Xilinx                                                 6,288          162,105
   Yahoo!*                                               26,293          434,623
                                                                  --------------
                                                                      45,216,659
                                                                  --------------

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   MATERIALS (3.3%)
   Air Products & Chemicals                               4,722   $      362,555
   Airgas                                                 1,862          118,144
   AK Steel Holding                                       2,499           41,858
   Alcoa                                                 22,671          304,698
   Allegheny Technologies                                 2,582          138,060
   Ball                                                   2,068          110,038
   Bemis                                                  2,472           75,174
   CF Industries Holdings                                 1,087           90,949
   Cliffs Natural Resources                               3,023          189,028
   Dow Chemical                                          26,412          814,282
   Eastman Chemical                                       1,958          131,029
   Ecolab                                                 5,230          255,433
   EI du Pont de Nemours                                 20,141          802,417
   FMC                                                    1,618          102,969
   Freeport-McMoRan Copper & Gold                         9,754          736,720
   International Flavors & Fragrances                     1,768           88,559
   International Paper                                    9,820          262,587
   MeadWestvaco                                           3,919          106,479
   Monsanto                                               9,688          610,925
   Newmont Mining                                         8,826          494,962
   Nucor                                                  7,033          318,736
   Owens-Illinois*                                        3,695          130,951
   Pactiv*                                                2,953           75,036
   PPG Industries                                         3,664          257,836
   Praxair                                                5,484          459,395
   Sealed Air                                             4,233           91,009
   Sigma-Aldrich                                          2,706          160,466
   Titanium Metals*                                       2,556           39,414
   United States Steel                                    3,215          175,732
   Vulcan Materials                                       2,761          158,150
   Weyerhaeuser                                           4,731          234,279
                                                                  --------------
                                                                       7,937,870
                                                                  --------------
   TELECOMMUNICATION SERVICES (2.6%)
   American Tower, Cl A*                                  8,866          361,821
   AT&T                                                 129,881        3,384,699
   CenturyTel                                             6,670          227,514
   Frontier Communications                                7,051           56,126
   MetroPCS Communications*                               7,185           54,822
   Qwest Communications International                    32,642          170,718
   Sprint-FON Group*                                     66,674          283,364
   Verizon Communications                                62,607        1,808,716
   Windstream                                            10,401          114,931
                                                                  --------------
                                                                       6,462,711
                                                                  --------------

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
   UTILITIES (3.4%)
   AES*                                                  14,941   $      172,419
   Allegheny Energy                                       3,744           81,544
   Ameren                                                 5,241          136,056
   American Electric Power                               10,666          365,844
   CenterPoint Energy                                     8,690          124,788
   CMS Energy                                             6,074           98,763
   Consolidated Edison                                    7,446          336,559
   Constellation Energy Group                             4,485          158,545
   Dominion Resources                                    13,235          553,223
   DTE Energy                                             3,657          176,158
   Duke Energy                                           29,011          486,805
   Edison International                                   7,240          248,839
   Entergy                                                4,175          339,386
   Equities                                               2,944          128,035
   Exelon                                                14,638          638,070
   FirstEnergy                                            6,723          254,600
   FPL Group                                              9,123          474,852
   Integrys Energy Group                                  2,050          101,701
   Nicor                                                    993           43,205
   NiSource                                               6,082           99,137
   Northeast Utilities                                    3,889          108,075
   NRG Energy*                                            5,793          140,017
   Oneok                                                  2,380          116,953
   Pepco Holdings                                         4,979           83,349
   PG&E                                                   8,204          359,335
   Pinnacle West Capital                                  2,236           83,492
   PPL                                                    8,455          209,346
   Progress Energy                                        6,307          251,775
   Progress Energy (CVO)*(C)                              7,250               --
   Public Service Enterprise Group                       11,123          357,382
   Questar                                                3,929          188,396
   SCANA                                                  2,459           97,057
   Sempra Energy                                          5,501          270,539
   Southern                                              14,690          507,686
   TECO Energy                                            4,852           82,144
   Wisconsin Energy                                       2,614          137,261
   Xcel Energy                                           10,053          218,653
                                                                  --------------
                                                                       8,229,989
                                                                  --------------
TOTAL COMMON STOCK
   (Cost $267,475,394)                                               239,238,771
                                                                  --------------
EXCHANGE TRADED FUNDS (1.0%)
   i-Shares S&P 500 Index Fund                           10,344        1,233,419
   SPDR Trust, Ser 1                                     10,423        1,238,878
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $3,135,093)                                                   2,472,297
                                                                  --------------

APRIL 30, 2010 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

Description                                           Shares           Value
------------------------------------------------   ------------   --------------
CASH EQUIVALENT (1.9%)
   Goldman Financial Prime Obligation
      Money Market Fund, 0.090% (B)
      (Cost $4,481,074)                               4,481,074   $    4,481,074
                                                                  --------------
TOTAL INVESTMENTS - 100.8%
   (Cost $275,091,561)                                            $  246,192,142
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $244,300,570.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(C) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITY AS OF APRIL 30, 2010 WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

CL   -- CLASS
CVO  -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
REIT -- REAL ESTATE INVESTMENT TRUST
SER  -- SERIES
S&P  -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2010, is as follows:

NUMBER OF    CONTRACT                  UNREALIZED
CONTRACTS      VALUE     EXPIRATION   APPRECIATION
---------   ----------   ----------   ------------
    16      $4,733,600    June 2010     $113,011

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2010 (UNAUDITED)

                                                                               UNITED
                                                                            ASSOCIATION
                                                                           S&P 500 INDEX
                                                                                FUND
                                                                           -------------
Assets:
   Investments at Value (Cost $274,082,842) ............................   $245,414,522
   Affiliated Investment at Value (Cost $1,008,719) ....................        777,620
   Deposits with Brokers for Open Futures ..............................        360,000
   Dividends Receivable ................................................        237,990
   Receivable for Capital Shares Sold ..................................         69,164
   Prepaid Expenses ....................................................         14,506
                                                                           ------------
   Total Assets ........................................................    246,873,802
                                                                           ------------
Liabilities:
   Payable for Capital Shares Redeemed .................................      2,261,279
   Payable for Investment Securities Purchased .........................        136,413
   Variation Margin Payable ............................................         87,600
   Payable due to Investment Adviser ...................................         19,393
   Payable due to Distribution Fees ....................................          5,537
   Payable due to Administrator ........................................          4,083
   Chief Compliance Officer Fees Payable ...............................          2,595
   Payable due to Custodian ............................................          1,021
   Payable due to Trustees' ............................................            908
   Other Accrued Expenses ..............................................         54,403
                                                                           ------------
   Total Liabilities ...................................................      2,573,232
                                                                           ------------
   Net Assets ..........................................................   $244,300,570
                                                                           ------------
Net Assets Consist of:
   Paid-in-Capital .....................................................    335,380,642
   Undistributed Net Investment Income .................................        206,744
   Accumulated Net Realized Loss on Investments and Futures Contracts ..    (62,500,408)
   Net Unrealized Depreciation on Investments ..........................    (28,899,419)
   Net Unrealized Appreciation on Futures Contracts ....................        113,011
                                                                           ------------
   Net Assets ..........................................................   $244,300,570
                                                                           ============
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Shares ($215,542,868 / 24,789,402 shares) ..........   $       8.69
                                                                           ============
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
      Retail Shares ($28,757,702 / 3,312,639 shares) ...................   $       8.68
                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2010 (UNAUDITED)

                                                                               UNITED
                                                                            ASSOCIATION
                                                                           S&P 500 INDEX
                                                                                FUND
                                                                           -------------
Investment Income:
   Dividends ...........................................................    $ 2,693,248
   Dividends from Affiliated Investment ................................          2,215
                                                                            -----------
   Total Income ........................................................      2,695,463
                                                                            -----------
Expenses:
   Investment Advisory Fees ............................................        109,527
   Administration Fees .................................................         23,057
   Distribution Fees -- Class II .......................................         13,856
   Custodian Fees ......................................................          5,765
   Trustees' Fees ......................................................          3,569
   Transfer Agent Fees .................................................         47,177
   Professional Fees ...................................................         34,841
   Printing Fees .......................................................         16,793
   Registration Fees ...................................................          8,357
   Chief Compliance Officer Fees .......................................          4,745
   Other Expenses ......................................................         16,325
                                                                            -----------
   Total Expenses ......................................................        284,012
   Less: Distribution Fees -- Class II Waived ..........................         (6,928)
                                                                            -----------
   Net Expenses ........................................................        277,084
                                                                            -----------
   Net Investment Income ...............................................      2,418,379
                                                                            -----------
   Realized and Unrealized Gain:
   Net Realized Gain on Investments ....................................      1,903,706
   Net Realized Gain on Affiliated Investment ..........................          1,208
   Net Realized Gain on Futures ........................................        461,695
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ......................................................     28,313,800
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated
      Investment .......................................................        199,492
   Net Change in Unrealized Appreciation (Depreciation) on Futures .....        131,163
                                                                            -----------
   Net Realized and Unrealized Gain ....................................     31,011,064
                                                                            -----------
   Net Increase in Net Assets Resulting from Operations ................    $33,429,443
                                                                            ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                UNITED ASSOCIATION
                                                                                  S&P 500 INDEX
                                                                                       FUND
                                                                           ---------------------------
                                                                             11/1/09-
                                                                              4/30/10       11/1/08-
                                                                            (UNAUDITED)     10/31/09
                                                                           ------------   ------------
OPERATIONS:
   Net Investment Income ...............................................   $  2,418,379   $  3,950,086
   Net Realized Gain on Investments (Including Gain (Loss) on Affiliated
      Investment) ......................................................      1,904,914      1,631,320
   Net Realized Gain (Loss) on Futures Contracts .......................        461,695       (307,730)
   Net Change in Unrealized Appreciation on Investments (Including
      Appreciation (Depreciation) on Affiliated Investment) ............     28,513,292     16,305,029
   Net Change in Unrealized Appreciation on Futures Contracts ..........        131,163        375,476
                                                                           ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................     33,429,443     21,954,181
                                                                           ------------   ------------
DIVIDENDS:
   Net Investment Income
      Class I ..........................................................     (2,144,204)    (3,491,783)
      Class II .........................................................       (287,608)      (518,797)
                                                                           ------------   ------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ...........................     (2,431,812)    (4,010,580)
                                                                           ------------   ------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued ........................................................     10,311,493     31,211,198
         Reinvestments of Dividends ....................................      2,133,030      3,331,257
         Redeemed ......................................................     (9,957,329)    (8,840,826)
                                                                           ------------   ------------
         Net Class I Capital Share Transactions ........................      2,487,194     25,701,629
                                                                           ------------   ------------
      Class II
         Issued ........................................................      1,626,790      8,307,539
         Reinvestments of Dividends ....................................        287,490        517,930
         Redeemed ......................................................     (3,085,225)    (8,184,223)
                                                                           ------------   ------------
         Net Class II Capital Share Transactions .......................     (1,170,945)       641,246
                                                                           ------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........      1,316,249     26,342,875
                                                                           ------------   ------------
   TOTAL INCREASE IN NET ASSETS ........................................     32,313,880     44,286,476
                                                                           ------------   ------------
NET ASSETS:
   Beginning of Period .................................................    211,986,690    167,700,214
   End of Period (including undistributed net investment income of
      $206,744 and $212,591, respectively) .............................   $244,300,570   $211,986,690
                                                                           ============   ============
SHARE TRANSACTIONS:
      Class I
         Issued ........................................................      1,268,821      4,753,121
         Reinvestments of Dividends ....................................        254,678        506,079
         Redeemed ......................................................     (1,189,214)    (1,278,733)
                                                                           ------------   ------------
         Net Increase in Shares Outstanding from Share Transactions ....        334,285      3,980,467
                                                                           ------------   ------------
      Class II
         Issued ........................................................        199,342      1,311,720
         Reinvestments of Dividends ....................................         34,406         78,710
         Redeemed ......................................................       (372,724)    (1,271,891)
                                                                           ------------   ------------
         Net Increase (Decrease) in Shares Outstanding from Share
            Transactions ...............................................       (138,976)       118,539
                                                                           ------------   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                   Net Realized
                                        and
           Net Asset                Unrealized                 Dividends
             Value,       Net          Gain          Total     from Net               Net Asset
           Beginning  Investment    (Loss) on        from     Investment    Total    Value, End
           of Period   Income(1)  Investments(1)  Operations    Income    Dividends   of Period
           ---------  ----------  --------------  ----------  ----------  ---------  ----------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2010++    $ 7.60    $0.09          $ 1.09        $ 1.18      $(0.09)    $(0.09)     $ 8.69
   2009        7.05     0.15            0.55          0.70       (0.15)     (0.15)       7.60
   2008       11.23     0.19           (4.18)        (3.99)      (0.19)     (0.19)       7.05
   2007        9.97     0.19            1.26          1.45       (0.19)     (0.19)      11.23
   2006        8.73     0.17            1.25          1.42       (0.18)     (0.18)       9.97
   2005        8.21     0.18(3)         0.53          0.71       (0.19)     (0.19)       8.73

CLASS II
   2010++    $ 7.59    $0.08          $ 1.09        $ 1.17      $(0.08)    $(0.08)     $ 8.68
   2009        7.04     0.14            0.56          0.70       (0.15)     (0.15)       7.59
   2008       11.21     0.18           (4.16)        (3.98)      (0.19)     (0.19)       7.04
   2007        9.96     0.18            1.25          1.43       (0.18)     (0.18)      11.21
   2006        8.72     0.16            1.25          1.41       (0.17)     (0.17)       9.96
   2005        8.20     0.17(3)         0.53          0.70       (0.18)     (0.18)       8.72

                                                    Ratio of
                                                    Expenses
                                                   to Average
                                                   Net Assets  Ratio of Net
                                    Ratio of Net   (Excluding   Investment
                       Net Assets     Expenses    Waivers and     Income     Portfolio
            Total    End of Period   to Average    Fees Paid    to Average    Turnover
           Return+        (000)      Net Assets   Indirectly)   Net Assets      Rate
           -------   -------------  ------------  -----------  ------------  ---------
UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
   2010++   15.53%**    $215,543      0.23%(4)      0.23%(4)     2.10%(4)        9%
   2009     10.29**      185,803      0.28          0.28         2.19           14
   2008    (35.95)**     144,247      0.23          0.23         1.95           18
   2007     14.66*       251,686      0.18          0.20         1.78           13
   2006     16.39*       347,477      0.10(2)       0.13         1.80           13
   2005      8.61*       494,040      0.07(2)       0.07         2.08(3)        10

CLASS II
   2010++   15.52%**    $ 28,758      0.28%(4)      0.33%(4)     2.07%(4)        9%
   2009     10.25**       26,184      0.33          0.38         2.16           14
   2008    (35.96)**      23,453      0.28          0.33         1.90           18
   2007     14.52*        34,924      0.24          0.25         1.66           13
   2006     16.35*         9,981      0.16(2)       0.18         1.74           13
   2005      8.56*         8,850      0.12(2)       0.12         1.98(3)        10

+ Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++   For the six month period ended April 30, 2010 (unaudited).

* Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

** Total Return would have been lower had the Distributor not waived a portion of its fee.

(1)  Per share data calculated using the average shares method.

(2) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(3) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

(4)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies de-signed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2010, all of the Fund's investments are Level 1, with the exception of Progress Energy (CVO), which is Level 3. For details of the investment classification, reference the Schedule of Investments. The value of Progress Energy (CVO) at November 1, 2009 was zero and the value has remained zero throughout the six months ended April 30, 2010. There was no investment activity in Progress Energy (CVO) throughout the six months ended April 30, 2010.

For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

VALUATION OF FUTURES: Future contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

CLASSES: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

PNC Bank, National Association (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by The PNC Financial Services Group, Inc. The following is a summary of the transactions in affiliated securities for the six months ended April 30, 2010.

PNC FINANCIAL SERVICES GROUP

                                       CHANGE IN
                                      UNREALIZED
  VALUE    PURCHASES    PROCEEDS     APPRECIATION    REALIZED     VALUE    DIVIDEND
10/31/09    AT COST    FROM SALES   (DEPRECIATION)     GAIN      4/30/10    INCOME
--------   ---------   ----------   --------------   --------   --------   --------
$464,245    $117,781    $(5,106)       $199,492       $1,208    $777,620    $2,215

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Fund. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the six months ended April 30, 2010, the Distributor waived $6,928 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser entered into a new investment advisory agreement as of January 29, 2010 (the "New Agreement"). Under the New Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the New Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

As further described beginning on pages 19 and 22 of this Semi-Annual Report, the New Agreement was approved by the shareholders of the Fund at a special meeting of the shareholders held on January 29, 2010.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2010, were as follows:

Purchases   $24,339,836
Sales        21,286,350

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2010.

7. FEDERAL TAX INFORMATION:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2009 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2009 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Accordingly, the following reclassifications have been made to/from the following accounts:

   INCREASE        INCREASE
  (DECREASE)      (DECREASE)
UNDISTRIBUTED   UNDISTRIBUTED
     NET         ACCUMULATED
  INVESTMENT    NET REALIZED
    INCOME           GAIN
-------------   -------------
    $7,586         $(7,586)

The tax character of dividends and distributions paid during the years noted below were as follows:

        ORDINARY
         INCOME        TOTAL
       ----------   ----------
2010   $2,431,812   $2,431,812
2009    4,010,580    4,010,580

As of April 30, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income   $    206,744
Capital Loss Carryforwards       (57,809,157)
Unrealized Depreciation          (33,364,652)
Other Temporary Differences         (113,007)
                                ------------
Total Accumulated Losses        $(91,080,072)
                                ============

Post-October losses represent losses realized on investment transactions from November 1, 2009 through April 30, 2010, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of April 30, 2010, the Fund had the following capital loss carryforwards:

                            TOTAL CAPITAL
  EXPIRES       EXPIRES          LOSS
    2012          2013       CARRYFORWARD
-----------   -----------   -------------
$37,622,554   $20,186,603    $57,809,157

During the year ended April 30, 2010, the Fund utilized $4,057,775 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2010, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, excluding futures contracts, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS
   FEDERAL      UNREALIZED     UNREALIZED     UNREALIZED
  TAX COST     APPRECIATION   DEPRECIATION   DEPRECIATION
------------   ------------   ------------   ------------
$279,669,805    $40,166,472   $(73,644,135)  $(33,477,663)

8. OTHER:

At April 30, 2010, 15% of total Class I shares were held by one record Shareholder and 63% of the total Class II Shares were held by one record Shareholder. These shareholders are comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENT:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

APRIL 30, 2010

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                    BEGINNING     ENDING                 EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                     11/01/09    4/30/10      RATIOS      PERIOD*
                                                    ---------   ---------   ----------   --------
United Association S&P 500 Index Fund -- Class I
   Actual Fund Return                               $1,000.00   $1,155.30      0.23%       $1.23
   Hypothetical 5% Return                            1,000.00    1,023.65      0.23         1.15
United Association S&P 500 Index Fund -- Class II
   Actual Fund Return                               $1,000.00   $1,155.20      0.28%       $1.50
   Hypothetical 5% Return                            1,000.00    1,023.41      0.28         1.40

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2010 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of an interim investment advisory agreement and a new investment advisory agreement for the Fund.

At its September 16, 2009 meeting, the Board was informed that Allegiant Asset Management Company ("Allegiant"), the Fund's investment adviser, would be merging with its affiliate, PNC Capital Advisors, Inc. ("PNC Capital") to form PNC Capital Advisors, LLC ("PNC Capital Advisors"), effective September 29, 2009 (the "Transaction"). The Board was asked to approve an interim investment advisory agreement between the Fund and PNC Capital Advisors (the "Interim Agreement") because the Transaction may be deemed to cause the assignment and automatic termination of the existing investment advisory agreement with Allegiant (the "Prior Agreement"). The Board was informed that the terms of the Interim Agreement were identical to the terms of the Prior Agreement, except for the identity of the investment adviser, the duration of Agreement and the manner in which PNC Capital Advisors would be compensated. The Interim Agreement, which would continue in effect for a period of no greater than 150 days, would allow the Fund to continue receiving investment advisory services after the automatic termination of the Prior Agreement until shareholders of the Fund approve a new investment advisory agreement between the Fund and PNC Capital Advisors (the "New Agreement"). The Board also was informed that the nature, scope and quality of services to be provided under the Interim Agreement would be at least equivalent to the nature, scope and quality of services provided under the Prior Agreement and that the personnel providing portfolio management services to the Fund would not change as result of the Transaction. On the basis of the foregoing, the Board, including the Trustees who are not parties to the Interim Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), approved the Interim Agreement.

At its November 10-11, 2009 meeting, the Board was asked to approve the New Agreement with PNC Capital Advisors that would become effective after approval of the New Agreement by shareholders of the Fund. In considering the terms of the New Agreement, Trustees considered the structure and terms of the Transaction, the strategic plan and governance structure for PNC Capital Advisors following the Transaction, benefits or undue burdens imposed on the Fund as a result of the Transaction, anticipated effects on the Fund's expense ratios following the Transaction, legal issues for the Fund as a result of the Transaction, and the costs associated with obtaining necessary shareholder approvals and who would bear those costs. A representative from PNC Capital Advisors, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the New Agreement. Among other things, the representative provided an overview of the Fund and PNC Capital Advisors' investment management personnel, noting that the operations of the Fund's investment adviser and the persons responsible for the day-to-day investment management of the Fund are expected to remain unchanged. The representatives then reviewed PNC Capital Advisors' assets under management and representative clients, noting that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters (the "UA") and its members. The Board then discussed the written materials that the Board received before the meeting and PNC Capital Advisors' oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the New Agreement in light of this information. In addition, to the extent relevant, the Board considered information it had received at its November 11-12, 2008 Board meeting, at which time it considered and approved the Prior Agreement between the Fund and Allegiant, and its February 19-20, 2009 meeting, at which time Allegiant provided additional information about the Prior Agreement (the "Prior Agreement Meetings") in connection with the acquisition of Allegiant's parent company by PNC Financial Services Group, Inc.

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of PNC Capital Advisors and the approval of the New Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2010 (UNAUDITED)

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by PNC Capital Advisors, the Board considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of PNC Capital Advisors; the potential implications of regulatory restrictions on the Fund following the Transaction; the ability of PNC Capital Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund. The Board noted that, except for the time periods covered by the agreements and the identities of the parties, there were no material differences between the New Agreement and the Prior Agreement and the Fund's advisory fee rates would remain unchanged. The Trustees further noted that key personnel of PNC Capital Advisors who have responsibility for the Fund in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. Based on its review along with its considerations regarding services, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by PNC Capital Advisors and that the expected nature, quality and extent of such services supported approval of the New Agreement.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

With respect to the performance of the Fund, the Board considered that the portfolio management personnel responsible for the management of the Fund were expected to continue to manage the Fund. At the Prior Agreement Meetings, the Board compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that the Fund's performance was comparable to that of its benchmark index and peer funds and that it was satisfied with the investment performance of the Fund. The Trustees further noted that the Fund's investment policies and strategies were not expected to change. In light of the foregoing factors, along with the prior findings regarding performance, the Board concluded that its findings with respect to performance supported approval of the New Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

At the Prior Agreement Meetings, the Trustees considered, among other things, the management fees and expenses of the Fund and comparisons of such fees and expenses with peers. The Trustees determined that the Fund's advisory fee and expenses were reasonable. In evaluating the profitability of PNC Capital Advisors under the Interim Agreement and the New Agreement, the Trustees considered their conclusions made at the Prior Agreement Meetings and noted the fee schedule under the Interim Agreement and the New Agreement is identical to that under the Prior Agreement. Taking into consideration its prior evaluation of fees and expenses, the Board determined that the management fee and expenses were reasonable.

Moreover, the Trustees were satisfied that, during the Prior Agreement Meetings, Allegiant's level of profitability for its advisory activities was reasonable and that PNC Capital Advisors' level of profitability was reasonable from the date of the Transaction and should continue to be reasonable. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on their deliberations and evaluation of the information discussed previously, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the New Agreement are fair and reasonable, that the scope and quality of services to be provided will be at least equivalent to the scope and quality of services provided under the Prior Agreement, and that the fees under the New Agreement are reasonable in light of the services to be provided to the Fund. The Board, and the Independent Trustees voting separately, approved the New Agreement and concluded that the New Agreement should be recommended to shareholders for approval.

Results of the special meeting of the shareholders held on January 29, 2010 can be found on page 22 of this Semi-Annual Report.

NOTICE TO SHAREHOLDERS

APRIL 30, 2010 (UNAUDITED)

For shareholders that do not have an April 30, 2010 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2010, each portfolio is designating the following items with regard to distributions paid during the year.

                                                 QUALIFYING
  LONG TERM       ORDINARY                      FOR CORPORATE   QUALIFYING       U.S.          INTEREST      SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL       DIVIDENDS REC.    DIVIDEND     GOVERNMENT       RELATED      CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDEND (5)
------------   -------------   -------------   --------------   ----------   ------------   -------------   ------------
    0.00%         100.00%         100.00%          100.00%        100.00%        0.00%          0.00%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

SHAREHOLDER VOTING RESULTS

APRIL 30, 2010 (UNAUDITED)

At a special meeting held on January 29, 2010, the shareholders of the United Association S&P 500 Index Fund (the "Fund") voted to approve a new investment advisory agreement between The Advisors Inner Circle Fund, on behalf of the Fund, and PNC Capital Advisors, LLC.

The results of the voting were as follows:

                                     % OF          % OF SHARES
              NO. OF SHARES   OUTSTANDING SHARES     PRESENT
              -------------   ------------------   -----------
Affirmative   22,982,329.87         99.87%            82.15%
Against           29,080.20          0.12              0.10
Abstain            1,623.24          0.01              0.00
Total         23,013,033.31        100.00             82.25

                                     NOTES

                                     NOTES

                                     NOTES

INVESTMENT ADVISER:
PNC Capital Advisors, LLC
PNC Tower (14th Floor)
1900 E. 9th Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
PNC Bank, National Association
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-SA-001-0700

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.